Earnings / (Loss) per share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss	$ (34,194)	$ (21,201)	$ (3,268)
Net loss after effect of potentially dilutive instruments (USD'000)	$ (34,194)	$ (21,201)	$ (3,268)
Ordinary shares
Ordinary Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	135,029,729	27,749,590	7,799,766
Weighted average shares outstanding - diluted	135,029,729	27,749,590	7,799,766
Net loss per ordinary share
Basic weighted average loss per share (USD)	$ (0.24)	$ (0.6)	$ (0.21)
Diluted weighted average loss per share (USD)	$ (0.24)	$ (0.6)	$ (0.21)
Dilutive vehicles with anti-dilutive effect
Total number of shares from dilutive vehicles with anti-dilutive effect	93,142,294	245,165	1,559,828
Ordinary shares | Employee Stock Option
Dilutive vehicles with anti-dilutive effect
Total number of shares from dilutive vehicles with anti-dilutive effect	558,962	245,165
Ordinary shares | Warrants
Dilutive vehicles with anti-dilutive effect
Total number of shares from dilutive vehicles with anti-dilutive effect	92,583,332
Ordinary shares | Convertible instruments
Dilutive vehicles with anti-dilutive effect
Total number of shares from dilutive vehicles with anti-dilutive effect			1,559,828
F shares
Ordinary Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,800	1,499,700	1,499,700
Weighted average shares outstanding - diluted	1,499,800	1,499,700	1,499,700
Net loss per ordinary share
Basic weighted average loss per share (USD)	$ (1.2)	$ (3.01)	$ (1.07)
Diluted weighted average loss per share (USD)	$ (1.2)	$ (3.01)	$ (1.07)
Dilutive vehicles with anti-dilutive effect
Total number of shares from dilutive vehicles with anti-dilutive effect			77
F shares | Employee Stock Option
Dilutive vehicles with anti-dilutive effect
Total number of shares from dilutive vehicles with anti-dilutive effect			77